Revenue (Details 1) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 44,877	$ 474	₨ 39,886	₨ 35,634
at a point in time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,895		2,743	1,683
over a period of time [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	41,982		37,143	33,951
Revenue from voice services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	143		169	206
Revenue from others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	13,705		12,134	11,048
Revenue not attributable to Unified license [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₨ 31,029		₨ 27,583	₨ 24,380